Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Provision or benefit for income taxes	$ 0	$ 0
Income Tax Contingency [Abstract]
Valuation allowance	101,091,000	$ 97,089,000
Increase (decrease) in valuation allowance	$ 4,000,000
Corporate income tax rate	21.00%	34.00%
Net tax expense related to remeasurement of deferred tax assets and liabilities due to enactment-date effect of act	$ 0	$ 0
Net operating loss carryforwards, Expire date	begin to expire in 2019 and 2028
State tax credit carryforwards	$ 4,500,000
Cumulative change in ownership	50.00%
Period of net operating loss and R&D tax credit carry forwards to offset future taxable income	3 years
Provisional amount of remeasured deferred tax assets and liabilities due to change in tax rate fully offset by valuation allowance		45,800,000
Liability for uncertain tax positions	$ 0	$ 0
Period for material changes of liability for uncertain tax benefits	12 months
Interest related to unrecognized tax benefits in interest expense and penalties	$ 0
Maximum [Member]
Income Tax Contingency [Abstract]
Corporate income tax rate		35.00%
Federal [Member]
Income Tax Contingency [Abstract]
Tax loss carryforwards	380,600,000
Federal tax carry forward	$ 5,200,000
Federal tax credit carryforward, Expiration date	begin to expire in 2019
Net operating losses	$ 13,100,000
Federal [Member] | Maximum [Member]
Income Tax Contingency [Abstract]
Percentage of federal net operating losses used to offset of future taxable income	80.00%
State [Member]
Income Tax Contingency [Abstract]
Tax loss carryforwards	$ 156,800,000